Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS
13.	BORROWINGS

	As of December 31,
	2025	2024
Current portion of long-term bank borrowings	-	44,232
Total borrowings	$-	$44,232

Bank loans were fully repaid during the year ended December 31, 2025. For the year ended December 31, 2024, the Company had one bank loan to support the business operations in Thailand, the annual interest rate on this borrowing is 4.69%, with a maturity date of April 7, 2025. For the years ended December 31, 2025, 2024 and 2023, interest expense recorded for the bank borrowings was $524, $10,776 and $60,131, respectively.

As of December 31, 2025, the Company has no unused bank overdraft availability and no unused trust receipts availability. As of December 31, 2024 and 2023, the Company had unused bank overdraft availability of $nil and approximately $292,000.